Shareholder Report, Average Annual Return (Details) 194928_Aristotle Pacific EXclusive Fund Series I_Class I_TSR Annual {Class I}	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Aristotle Pacific EXclusive Fund Series I (without sales charge)
Average Annual Return, Percent	3.81%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	3.93%